Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Matters [Abstract]
Summary of Actual Capital Amounts and Ratios of Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2020
Total capital to risk-weighted assets
Consolidated	$95,149	16.9%	$44,969	8.0%	$56,211	10.0%
Bank	93,333	16.6	44,954	8.0	56,193	10.0
Tier 1 capital to risk-weighted assets
Consolidated	88,101	15.7	33,727	6.0	44,969	8.0
Bank	86,285	15.4	33,716	6.0	44,954	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	88,101	15.7	25,295	4.5	36,537	6.5
Bank	86,285	15.4	25,287	4.5	36,526	6.5
Tier 1 capital to average assets
Consolidated	88,101	8.7	40,518	4.0	50,647	5.0
Bank	86,285	8.5	40,511	4.0	50,638	5.0

2019
Total capital to risk-weighted assets
Consolidated	$87,598	15.5%	$45,226	8.0%	$56,532	10.0%
Bank	86,544	15.3	45,209	8.0	56,511	10.0
Tier 1 capital to risk-weighted assets
Consolidated	80,573	14.3	33,919	6.0	45,226	8.0
Bank	79,519	14.1	33,907	6.0	45,209	8.0
Common equity tier 1 capital to risk-weighted assets
Consolidated	80,573	14.3	25,439	4.5	36,746	6.5
Bank	79,519	14.1	25,430	4.5	36,732	6.5
Tier 1 capital to average assets
Consolidated	80,573	10.0	32,296	4.0	40,370	5.0
Bank	79,519	9.9	32,288	4.0	40,359	5.0